Net Sales and Long Lived Assets by Regions (Detail) - USD ($) $ in Thousands		3 Months Ended									12 Months Ended
		May 31, 2017	Feb. 28, 2017	Nov. 30, 2016	[1]	Aug. 31, 2016	May 31, 2016	Feb. 29, 2016	Nov. 30, 2015	Aug. 31, 2015	May 31, 2017		May 31, 2016		May 31, 2015
Segment Reporting Information [Line Items]
Net Sales		$ 1,492,846	$ 1,022,496	$ 1,190,770		$ 1,252,063	$ 1,426,584	$ 988,555	$ 1,155,984	$ 1,242,526	$ 4,958,175	[2]	$ 4,813,649	[2]	$ 4,594,550	[2]
Long-Lived Assets	[3]	2,673,220					2,609,850				2,673,220		2,609,850		2,577,529
United States
Segment Reporting Information [Line Items]
Net Sales	[2]										3,269,400		3,155,810		2,856,723
Long-Lived Assets	[3]	1,738,180					1,756,012				1,738,180		1,756,012		1,693,288
Foreign
Segment Reporting Information [Line Items]
Net Sales	[2]										1,688,775		1,657,839		1,737,827
Long-Lived Assets	[3]	935,040					853,838				935,040		853,838		884,241
Foreign | Canada
Segment Reporting Information [Line Items]
Net Sales	[2]										321,696		310,817		337,869
Long-Lived Assets	[3]	137,211					111,524				137,211		111,524		114,717
Foreign | Europe
Segment Reporting Information [Line Items]
Net Sales	[2]										908,799		928,519		941,820
Long-Lived Assets	[3]	349,979					271,796				349,979		271,796		293,685
Foreign | Other Foreign
Segment Reporting Information [Line Items]
Net Sales	[2]										458,280		418,503		458,138
Long-Lived Assets	[3]	248,435					212,583				248,435		212,583		202,721
Foreign | United Kingdom
Segment Reporting Information [Line Items]
Long-Lived Assets	[3]	$ 199,415					$ 257,935				$ 199,415		$ 257,935		$ 273,118

[1]	Reflects the pretax goodwill and intangible asset impairment losses of $188.3 million related to our Kirker reporting unit. Refer to Note B, “Goodwill and Other Intangible Assets,” for further information. Also reflects $12.3 million pretax charge relating to the Flowcrete decision to exit the Middle East.
[2]	It is not practicable to obtain the information needed to disclose revenues attributable to each of our product lines.
[3]	Long-lived assets include all non-current assets, excluding non-current deferred income taxes.